Debt - Schedule of Long-term Debt Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations (average rate of 4.1% and 3.6% in 2018 and 2017, respectively)	$ 905	$ 1,020
Unamortized discount, net of premium	(6,298)	(7,133)
Unamortized debt issuance costs	(541)	(534)
Total long-term debt, including current maturities	112,913	116,945
Less long-term debt maturing within one year	7,040	3,303
Total long-term debt	105,873	113,642
Short-term notes payable	150	150
Total debt	$ 113,063	$ 117,095
Capital Lease Obligations
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations average rate	4.10%	3.60%
Verizon Communications | 1.38% - 3.96% Notes Payable and other
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 29,651	$ 31,370
Verizon Communications | 1.38% - 3.96% Notes Payable and other | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	1.38%
Verizon Communications | 1.38% - 3.96% Notes Payable and other | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	4.00%
Verizon Communications | 4.09% - 5.51% Notes Payable and other
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 66,230	67,906
Verizon Communications | 4.09% - 5.51% Notes Payable and other | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	4.05%
Verizon Communications | 4.09% - 5.51% Notes Payable and other | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	5.51%
Verizon Communications | 5.82% - 6.90% Notes Payable and other
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 5,658	5,835
Verizon Communications | 5.82% - 6.90% Notes Payable and other | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	5.82%
Verizon Communications | 5.82% - 6.90% Notes Payable and other | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	6.90%
Verizon Communications | 7.35% - 8.95% Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 1,076	1,106
Verizon Communications | 7.35% - 8.95% Notes Payable and Other | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	7.35%
Verizon Communications | 7.35% - 8.95% Notes Payable and Other | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	8.95%
Verizon Communications | Floating Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 4,657	6,684
Verizon Wireless | 6.80% - 7.88% Alltel assumed notes
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 234	234
Verizon Wireless | 6.80% - 7.88% Alltel assumed notes | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	6.80%
Verizon Wireless | 6.80% - 7.88% Alltel assumed notes | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	7.88%
Telephone Subsidiaries | 5.13% - 6.50% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 226	226
Telephone Subsidiaries | 5.13% - 6.50% Debentures | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	5.13%
Telephone Subsidiaries | 5.13% - 6.50% Debentures | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	6.50%
Telephone Subsidiaries | 7.38% - 7.88% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 341	341
Telephone Subsidiaries | 7.38% - 7.88% Debentures | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	7.38%
Telephone Subsidiaries | 7.38% - 7.88% Debentures | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	7.88%
Telephone Subsidiaries | 8.00% - 8.75% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 229	229
Telephone Subsidiaries | 8.00% - 8.75% Debentures | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	8.00%
Telephone Subsidiaries | 8.00% - 8.75% Debentures | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	8.75%
Other Subsidiaries | 6.70% - 8.75% Notes Payable, Debentures and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 444	748
Other Subsidiaries | 6.70% - 8.75% Notes Payable, Debentures and Other | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	6.70%
Other Subsidiaries | 6.70% - 8.75% Notes Payable, Debentures and Other | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	8.75%
Verizon Wireless and Other Subsidiaries | 1.42% - 2.65% asset-backed debt
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 7,962	6,293
Verizon Wireless and Other Subsidiaries | 1.42% - 2.65% asset-backed debt | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	1.42%
Verizon Wireless and Other Subsidiaries | 1.42% - 2.65% asset-backed debt | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	3.55%
Verizon Wireless and Other Subsidiaries | Floating Asset-backed Debt
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 2,139	$ 2,620